Contract liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities
Total Current	$ 39,936	$ 36,375
Total Non-current	458	846
Membership subscription
Contract liabilities
Total Current	38,479	35,123
Total Non-current	458	846
Live Streaming
Contract liabilities
Total Current	953	830
Others
Contract liabilities
Total Current	$ 504	$ 422